Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Investments in associates and joint ventures

11.	Investments in associates and joint ventures

Jointly-controlled entities

Banco Santander and its subsidiaries classify investments as joint control when they have shareholder agreements that require strategic, financial, and operational decisions to receive unanimous consent from all investors.

Significant Influence

Associates are entities over which the Bank has the ability to exert significant influence (significant influence is the power to participate in the decision-making regarding the financial and operational policies of the invested entity) but does not have control or joint control.

a) Breakdown

				Equity interest in %
Jointly Controlled by Banco Santander	Activity	Country	2023	2022	2021
Banco RCI Brasil S.A.	Bank	Brazil	39.89%	39.89%	39.89%
Estruturadora Brasileira de Projetos S.A. - EBP (1)(2)	Other Activities	Brazil	11.11%	11.11%	11.11%
Gestora de Inteligência de Crédito (1)	Credit Bureau	Brazil	15.56%	15.56%	19.45%
Campo Grande Empreendimentos	Other Activities	Brazil	0.00%	0.00%	25.32%
Santander Auto S.A.	Other Activities	Brazil	50.00%	50.00%	50.00%
CIP S.A (5)	Other Activities	Brazil	17.53%	17.87%	0.00%

Jointly Controlled by Santander Corretora de Seguros
Webmotors S.A. (3)	Other Activities	Brazil	30.00%	70.00%	70.00%
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brazil	18.98%	18.98%	18.98%
Hyundai Corretora de Seguros	Insurance Brokerage	Brazil	50.00%	50.00%	50.00%
PSA Corretora de Seguros e Serviços Ltda. (4)	Insurance Brokerage	Brazil	0.00%	50.00%	50.00%
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	Insurance Brokerage	Brazil	20.00%	20.00%	0.00%
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	Other Activities	Brazil	16.67%	0.00%	0.00%
Aymoré CFI Subsidiaries
Solution 4Fleet	Other Activities	Brazil	80.00%	80.00%	80.00%

	Investments
	2023	2022	2021
Jointly Controlled by Banco Santander	585,101	1,053,127	628,040
Banco RCI Brasil S.A.	491,623	552,572	591,745
Estruturadora Brasileira de Projetos S.A. - EBP	209	746	1,257
Gestora de Inteligência de Crédito	56,507	61,590	13,522
Campo Grande Empreendimentos	-	-	255
Santander Auto S.A.	36,762	30,778	21,261
CIP S.A	-	407,441	-

Jointly Controlled by Santander Corretora de Seguros	293,840	674,443	593,002
Webmotors S.A.	-	386,437	359,092
Tecnologia Bancária S.A. - TECBAN	246,083	243,649	232,109
Hyundai Corretora de Seguros	1,607	1,254	1,260
PSA Corretora de Seguros e Serviços Ltda.	-	540	541
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	42,565	42,563	-
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	3,585	-	-
Aymoré CFI Subsidiaries	-	-	11,604
Solution 4 Fleet.	-	-	11,604
Significant Influence of Banco Santander	503,922	-	-
CIP S.A.	503,922	-	-
Significant Influence of Santander Corretora de Seguros	226,917	-	-
Webmotors S.A.	226,917	-	-
Total	1,609,780	1,727,570	1,232,646
(1)	Entities with a one-month lag in equity method accounting. For the recognition of equity method income, the financial position as of 11/30/2023 was utilized on 12/31/2022.
(2)	Despite holding a stake of less than 20%, the Bank exercises joint control over the entity with the other majority shareholders, through a shareholders' agreement that stipulates no business decision can be made by a single shareholder, that is, decisions require the unanimous consent of the parties sharing control.”
(3)	Although the ownership interest exceeds 50%, in accordance with the shareholders' agreement, control is jointly exercised by Santander Corretora de Seguros and Carsales.com Investments PTY LTD. (Carsales).
(4)	In accordance with the shareholders' agreement, control is jointly exercised by Santander Corretora de Seguros and PSA Services LTD. In 2023, the shareholding was sold as described in explanatory note 3.c.
(5)	In March of 2022, the Interbank Payment Chamber - CIP underwent demutualization. The non-profit association was subject to a spin-off, whereby a portion of its assets was transferred to a newly established for-profit entity, CIP S.A.

		Equity method results
	2023	2022	2021
Jointly Controlled by Banco Santander	80,004	134,043	54,493
Banco RCI Brasil S.A.	66,229	84,214	62,813
CIP S.A.	-	50,607	-
Estruturadora Brasileira de Projetos S.A. - EBP	20	43	(16)
Gestora de Inteligência de Crédito	(5,436)	(13,365)	(14,419)
Santander Auto S.A.	19,191	12,544	6,115

		Equity method results
	2023	2022	2021
Jointly Controlled by Santander Corretora de Seguros	3,300	65,136	91,833
Webmotors S.A.	-	52,085	45,817
Tecnologia Bancária S.A. - TECBAN	2,435	11,540	45,752
Hyundai Corretora de Seguros	353	(6)	216
PSA Corretora de Seguros e Serviços Ltda.	1,925	1,021	48
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	2	496	-
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	(1,415)	-	-
Aymoré CFI Subsidiaries	-	-	(2,142)
Solution 4 Fleet.	-	-	(2,142)

Significant Influence of Banco Santander	109,223	-	-
CIP S.A.	109,223	-	-
Significant Influence of Santander Corretora de Seguros	46,709	-	-
Webmotors S.A.	46,709	-	-
Total	239,236	199,179	144,184

			2023
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	13,123,616	13,018,222	105,394
Banco RCI Brasil S.A.	11,547,631	11,442,688	104,943
Estruturadora Brasileira de Projetos S.A. - EBP	1,784	1,783	1
Gestora de Inteligência de Crédito	1,257,492	1,295,424	(37,932)
Santander Auto S.A.	316,709	278,327	38,382
Jointly Controlled by Santander Corretora de Seguros	3,066,701	3,048,870	17,830
Tecnologia Bancária S.A. - TECBAN	2,815,300	2,795,143	20,156
Hyundai Corretora de Seguros Ltda.	5,246	4,540	707
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	219,149	213,693	5,455
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	27,006	35,494	(8,488)
Significant Influence of Banco Santander	3,298,189	2,750,256	547,933
CIP S.A.	3,298,189	2,750,256	547,933
Significant Influence of Corretora de Seguros	485,398	366,626	118,772
Webmotors S.A.	485,398	366,626	118,772
Total	19,973,904	19,183,974	789,929

			2022
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	15,665,896	15,289,473	446,732
Banco RCI Brasil S.A.	11,232,921	11,078,109	211,111
Estruturadora Brasileira de Projetos S.A. - EBP	6,831	11,427	390
Gestora de Inteligência de Crédito	1,565,100	1,642,454	(68,330)
Santander Auto S.A.	208,976	182,551	26,425
CIP S.A	2,652,068	2,374,932	277,136
Jointly Controlled by Santander Corretora de Seguros	3,593,408	3,459,786	133,621
Webmotors S.A.	393,592	316,559	77,033
Tecnologia Bancária S.A. - TECBAN	2,973,912	2,921,075	52,837
Hyundai Corretora de Seguros Ltda.	4,025	4,037	(12)
PSA Corretora de Seguros e Serviços Ltda.	5,400	3,358	2,041
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	216,479	214,757	1,722

Total	19,259,304	18,749,259	580,353

			2021
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	12,488,103	12,473,458	95,420
Banco RCI Brasil S.A.	11,147,493	11,080,238	157,462
Estruturadora Brasileira de Projetos S.A. - EBP	11,339	11,476	(136)
Gestora de Inteligência de Crédito	1,173,234	1,237,937	(74,136)
Santander Auto S.A.	156,037	143,807	12,230
Jointly Controlled by Santander Corretora de Seguros	3,055,130	2,824,094	231,035
Webmotors S.A.	342,195	276,743	65,452
Tecnologia Bancária S.A. - TECBAN	2,707,571	2,542,515	165,056
Hyundai Corretora de Seguros Ltda.	3,353	2,921	431
PSA Corretora de Seguros e Serviços Ltda.	2,011	1,915	96
Significant Influence of Banco Santander	14,871	17,548	(2,677)
Norchem Holding e Negócios S.A.	14,871	17,548	(2,677)
Total	15,558,104	15,315,100	323,778

The Bank does not have guarantees granted to companies with joint control and significant influence.

The Bank does not have contingent liabilities with significant possible risk of loss related to investments for companies with joint control and significant influence.

b) Changes

The changes in the balance of this item in the years ended December 31, 2023, 2022 and 2021 were:

	2023	2022	2021
Jointly Controlled by Banco Santander
Balance at the beginning of the fiscal year	1,320,129	1,232,646	1,094,985
Change in corporate participation	(386,437)	(62,300)	(739)
Addition/(disposal)	5,000	103,500	13,746
Capital decreases/reduction	(2,667)	(809)	-
Equity method results	83,304	199,179	144,184
Dividends	(96,701)	(125,732)	(66,878)
Adjustment to fair value	(43,684)	(26,355)	47,348
Balance at the end of the fiscal year	878,944	1,320,129	1,232,646

Significant Influence of Banco Santander
Balance at beginning of year	407,441	-	-
Change in corporate participation	386,437	-	-
Equity method results	155,932	-	-
Dividends	(34,423)	-	-
Addition/(disposal)	54	407,441	-
Capital decreases/reduction	(185,371)
Adjustment to fair value	766
Balance at the end of the fiscal year	730,836	407,441	-

c) Impairment losses

No impairment losses were recognized for the non-recovery of investments in associates and joint ventures in 2023, 2022 and 2021.

d) Other information

Details on the main jointly-controlled entities:

Banco RCI Brasil S.A.: Incorporated as a joint-stock company and headquartered in the state of Paraná, its main objective is to engage in investment, leasing, credit, financing, and investment activities, aimed at fostering the growth of automakers Renault and Nissan in the Brazilian market, with a primary focus on financing and leasing to end consumers. It is a financial institution that is part of the RCI Banque Group and the Santander Conglomerate, with its operations being executed within a framework of institutions that operate in an integrated manner in the financial market. In accordance with the Shareholders' Agreement, the key decisions affecting this company are made jointly by Banco Santander and other controlling shareholders.

	2023	2022	2021
	Banco RCI Brasil	Banco RCI Brasil	Banco RCI Brasil
Assets	11,547,631	10,608,167	10,187,883
Liabilities	10,274,069	9,284,716	8,754,744
Cash and Cash Equivalents	8,541	306,035	341,015
Depreciation and amortization	(1,318)	(1,592)	(1,628)
Income	2,329,225	711,714	637,856
Interest income	358,937	1,784,427	1,308,649
Interest expenses	-	(1,111,611)	(592,776)
Income / (Expense) from Income Tax	(52,695)	(103,933)	(105,266)
Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	-	3,817,483	3,293,251
Non-Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	-	5,744,632	5,218,945